Finance cost (Tables)	12 Months Ended
Dec. 31, 2022
Finance cost
Summary of finance cost

		2022	2021	2020
	Note	£m	£m	£m
Hedged interest payable on medium-term notes issued[1]		39	10	16
Interest payable on bank loans and overdrafts[1]		5	3	3
Interest payable on RCF[1]		1	1	5
Interest payable on foreign exchange swaps[2]		19	14	9
Interest payable on leases	B4	10	6	7
Amortisation of discount on provisions		3	—	—
Fair value loss on hedge ineffectiveness		2	—	8
Fair value adjustment on debt repayment		—	—	4
Fair value loss on other derivatives[3]		—	—	26
Total finance cost		79	34	78
1.	Interest expense on financial liabilities held at amortised cost.
2.

Interest payable on foreign exchange swaps including coupon interest payable for the year was £26m (2021: £17m). £8m has been reported in other comprehensive income due to hedge accounting (2021: £4m).

3.

Fair value loss on other derivatives relates to $335m SBU entered into since February 2019 ($170m in February 2019 and $165m in July 2019) which did not qualify for hedge accounting. The instrument provided an annual interest benefit of 1.9% of the outstanding principal and was closed out in August 2020 with a full-year loss of £26m excluding interest accrued.